LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of calculation of basic and diluted net loss per share
	Year ended December 31,
	2021	2020	2019
Numerator:
Net loss	$129,294	$152,203	$91,611
Undistributed earnings attributable to preferred shareholders	8,203	18,713	13,058
Net loss attributable to ordinary shareholders, basic and diluted	$137,497	$170,916	$104,669

Denominator:
Weighted-average ordinary shares outstanding	30,332,006	12,048,909	11,348,428
Basic and diluted net loss per share	$(4.53)	$(14.19)	$(9.22)